ASSETS HELD FOR SALE (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Statement [Line Items]
Assets held for sale	$ 799	$ 0
Liabilities directly associated with assets held for sale	$ 563	$ 0